SEGMENT INFORMATION (Schedule of Depreciation and Amortisation by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
IfrsStatementLineItems [Line Items]
Depreciation	$ 2,424	$ 3,573	$ 3,057
Amortisation	3,303	2,973	2,653
Ireland [Member]
IfrsStatementLineItems [Line Items]
Depreciation	1,186	1,072	825
Amortisation	1,164	1,533	1,468
Other [Member]
IfrsStatementLineItems [Line Items]
Depreciation		304	151
Americas [Member]
IfrsStatementLineItems [Line Items]
Depreciation	1,238	2,197	2,081
Amortisation	$ 2,139	$ 1,440	$ 1,185